Inventories	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Inventories
19.	INVENTORIES

	December 31, 2022	December 31, 2021
Merchandise held for resale	36,883	27,106
Other inventories	1,009	752
Right of return assets	396	417
Inventory valuation allowance	(3,673)	(1,913)

	34,615	26,362

In 2022, merchandise held for resale of 113,470 was recognized as cost of sales (2021: 107,410), and other inventories of 4,443 were recognized as other operating expenses (2021: 3,480).
In 2022, inventories were reduced by 1,760 (2021: 831)
as a result of write-downs to net realizable value and other valuation allowances. In addition, in 2022, losses of merchandise held for sale amounted to

3,726
(2021:
2,486
).
The write-downs and the losses of merchandise held for sale were recognized as an expense during the period and were included in cost of sales and losses related to the fire incident.